General and administrative expenses (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Analysis of income and expense [abstract]
Increase general and administrative expense	$ 4,300
General and administrative expense	$ 31,240	$ 26,972